Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories
7.	Inventories

Inventories consist of the following：

	As of December 31,
	2018	2019
	US$	US$
Products	53,628,508	49,621,935
Packaging materials and others	54,883	272,579
Total	53,683,391	49,894,514

Inventories write-down are recorded in cost of product sale in the consolidated statement of comprehensive income, which were US$ 1,211,131, US$ 639,679 and US$ 1,194,496 for the years ended December 31, 2017, 2018 and 2019, respectively.